WESTERN ASSET TRUST, INC.

                       INTERNATIONAL SECURITIES PORTFOLIO

                             REPORT TO SHAREHOLDERS

                               FOR THE YEAR ENDED

                                 JUNE 30, 1997

August 20, 1997


Dear Shareholder:

Enclosed are financial statements for the Western Asset Trust International Securities Portfolio for the year ending June 30, 1997.

I am pleased to report that the fund produced exceptionally positive investment results relative to the returns available in the domestic market for this period, returning 12.8% (net) versus the Salomon Brothers Broad Market Index return of 8.2%. Relative to the universe of non-dollar bonds represented by the Salomon Brothers Non-U.S. Government Index (hedged), the fund nearly matched the index return of 13.0%.

The fund's size now totals roughly $250 million, and it is used by more than 40 of our clients as a vehicle to provide domestic investors opportunistic exposure to non-dollar fixed-income securities.

Please feel free to call if you have any questions.

Sincerely,

W. Curtis Livingston
President

Enclosure

                              WESTERN ASSET TRUST
                       INTERNATIONAL SECURITIES PORTFOLIO

Portfolio Manager: Western Asset Management Investment Strategy Group

The fund's performance was favorably impacted by market conditions in the 12 months ended June 30, 1997. Non-dollar interest rates declined substantially during the period, alongside relatively volatile conditions and only a moderate decline in yields in the U.S. fixed-income market. The fund's total return was only marginally behind that of its non-dollar hedged benchmark, the Salomon Brothers Non-U.S. Government Index (Hedged), returning 12.8% (net) vs. 13.0%, while it substantially outperformed the broad investment grade market, which returned 8.2%. Though major strategies produced market results on average, the fund had virtually no exposure to the Japanese bond market, concentrating instead on select core European countries and peripheral European markets to benefit from an expected continuation of convergence forces. Currency exposure was substantially hedged throughout the period, thus avoiding the adverse impact of a strongly rising dollar.

                 [Graphic Appears Here; See Plots Points Below]


Average Annual Total Return

                    WAT Intl       SB N-US Govt

   1 Year            12.8%            13.0%
   3 Years            9.7%            12.0%
Since Inception       7.4%             9.4%


                     Western Asset Trust              Salomon Brothers
                   International Securities         Non-U.S. Govt. Index
                       Portfolio (net)                     (Hedged)

                            10,000                          10,000
 3/31/93                    10,222                          10,280
 6/30/93                    10,583                          10,549
 9/30/93                    11,179                          10,936
12/31/93                    11,645                          11,394
 3/31/94                    11,003                          10,981
 6/30/94                    10,464                          10,673
 9/30/94                    10,373                          10,649
12/31/94                    10,511                          10,876
 3/31/95                    10,869                          11,376
 6/30/95                    11,097                          11,910
 9/30/95                    11,412                          12,335
12/31/95                    11,967                          12,825
 3/31/96                    11,997                          12,947
 6/30/96                    12,247                          13,282
 9/30/96                    12,808                          13,830
12/31/96                    13,311                          14,342
 3/31/97                    13,335                          14,554
 6/30/97                    13,812                          15,010

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 1997
                             (Amounts in Thousands)

                                                                            Principal
                                                                             Amount                   Value
                                                                            ---------                 -----
LONG-TERM DEBT SECURITIES(A) - 57.7%
Australian Dollar - 3.0%
Commonwealth of Australia
     10.00%   2/15/06                            AUD                          10,000                $  9,006
                                                                                                    --------
British Sterling - 10.2%
Federal National Mortgage Association
     6.875%   6/7/02                             GBP                           4,500                   7,398
United Kingdom Treasury Stock
     8.50%            12/7/05                                                  2,500                   4,533
     7.50%            12/7/06                                                  2,000                   3,322
     8.00%            6/7/21                                                   8,500                  15,593
                                                                                                    --------
                                                                                                      30,846
                                                                                                    --------
Canadian Dollar - 2.5%
Government of Canada
     7.00%            12/1/06                    CAD                          10,000                   7,596
                                                                                                    --------
Danish Krone - 12.0%
Kingdom of Denmark
     8.00%            11/15/01                   DKK                          65,000                  10,991
     8.00%            3/15/06                                                150,000                  25,424
                                                                                                    --------
                                                                                                      36,415
                                                                                                    --------
Greek Drachma - 1.8%
Hellenic Republic
     11.00%   11/26/99                           GRD                       1,500,000                   5,617
                                                                                                    --------
Italian Lira - 8.8%
Buoni del Tesoro Poliennali
     7.75%            9/15/01                    ITL                      30,000,000                  18,596
     9.50%            2/1/06                                              12,000,000                   8,247
                                                                                                    --------
                                                                                                      26,843
                                                                                                    --------

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                                                            Principal
                                                                             Amount                   Value
                                                                            ---------                 -----
LONG-TERM DEBT SECURITIES(A) - Continued
New Zealand Dollar - 3.7%
Fannie Mae
     7.25%            6/20/02                    NZD                           6,400                $  4,337
Government of New Zealand
     8.00%            2/15/01                                                  2,600                   1,837
     8.00%            11/15/06                                                 7,000                   5,090
                                                                                                    --------
                                                                                                      11,264
                                                                                                    --------
Portugese Escudo - 2.4%
Obrig Do Tes Medio Prazo
     11.875%          2/23/00                    PTE                       1,090,000                   7,167
                                                                                                    --------
Spanish Peseta - 2.6%
Bonos Y Oblig Del Estado
     7.40%            7/30/99                    ESP                       1,100,000                   7,799
                                                                                                    --------
Swedish Krona - 9.1%
Kingdom of Sweden #1030
     13.00%           6/15/01                    SEK                         170,000                  27,712
                                                                                                    --------
United States Dollar - 1.6%
Standard Chartered Bank Indonesia
     Rupiah - Linked Note
     14.00%           11/21/01                   USD                           5,000                   4,951
                                                                                                    --------
Total Long-Term Investments
     (Identified Cost - $176,411)                                                                    175,216
--------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 29.1%
Czech Koruna - 3.0%
ABN-Amro Bank N.V.
     11.00%           12/15/97                   CZK                         189,000                   5,538
BV Finance Prague
     11.00%           10/2/97                                                115,000                   3,486
                                                                                                    --------
                                                                                                       9,024
                                                                                                    --------

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                                                            Principal
                                                                             Amount                   Value
                                                                            ---------                 -----
SHORT-TERM INVESTMENTS  - Continued
U. S. Government and Agency Obligations - 13.3%
Federal Home Loan Bank
     5.38%            7/1/97                     USD                           5,000                $  5,000
     5.45%            7/1/97                                                  35,000                  35,000
United States Treasury Bills
     5.16%            8/21/97                                                    550                     546
                                                                                                    --------
                                                                                                      40,546
                                                                                                    --------
Repurchase Agreements - 12.8%
Goldman Sachs & Co.
5.80% dated 6/30/97, to be repurchased at
     $15,002 on 7/1/97 (Collateral: $10,285 U.S.
     Treasury Bond, 13.875% due 5/15/11,
     value $15,491)                                                           15,000                  15,000
                                                                                                    --------
J.P. Morgan Securities, Inc.
6.05% dated 6/30/97, to be repurchased at
     $8,820 on 7/1/97 (Collateral: $9,215
     Federal National Mortgage Association
     Medium-term note, 6.22% due 3/13/06,
     value $9,214)                                                             8,819                   8,819
                                                                                                    --------
Merrill Lynch Government Securities, Inc.
5.75% dated 6/30/97, to be repurchased at
     $15,002 on 7/1/97 (Collateral: $15,435
     Federal Home Loan Bank Discount note,
     5.75% due 8/22/97, value $15,300)                                        15,000                  15,000
                                                                                                    --------
Total Short-Term Investments
     (Identified Cost - $90,617)                                                                      88,389
--------------------------------------------------------------------------------------------------------------
Total Investments - 86.8%
     (Identified Cost - $267,028)                                                                    263,605
--------------------------------------------------------------------------------------------------------------

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)



                                                                        Net
                                                        Actual     Appreciation/
                                           Date       Contracts   (Depreciation)
                                           ----       ---------   --------------

FUTURES CONTRACTS PURCHASED
German 10-Year Government Bond Futures  September 97     247         $     (44)
                                                                     ----------
===============================================================================

(A) Listed by currency denomination.


-------------
See notes to financial statements.

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                 June 30, 1997



              Assets

Investments at value (Identified Cost - $267,028,078)                                        $     263,604,737
Foreign currency at value (Identified Cost - $12,269,301)                                           12,170,425
Receivable for investments sold                                                                     46,526,730
Interest receivable                                                                                  4,218,958
Unrealized appreciation of forward currency contracts                                                3,486,665
Other assets                                                                                            16,538
                                                                                             -----------------
         Total assets                                                                              330,024,053

              Liabilities

Payable for:
     Investments purchased                                                                          21,361,018
     Fund shares repurchased                                                                         3,900,000
Unrealized depreciation of forward currency contracts                                                  876,737
Payable for variation margin                                                                            44,469
Due to adviser                                                                                          18,812
Accrued expenses                                                                                       125,179
                                                                                             -----------------
         Total liabilities                                                                          26,326,215
                                                                                             -----------------
Net assets                                                                                   $     303,697,838
                                                                                             =================

              Analysis of Net Assets

Common stock at par value $.001 per share, authorized
     100,000,000 shares: issued and outstanding 3,111,396 shares                             $           3,111

Accumulated paid-in capital                                                                        295,432,652

Undistributed net investment income                                                                 11,226,939

Undistributed net realized gain on investments, forward currency
     contracts and currency translations                                                            (1,956,428)

Unrealized depreciation of investments, forward currency
     contracts, futures and currency translations                                                   (1,008,436)
                                                                                             -----------------
Net assets                                                                                   $     303,697,838
                                                                                             =================

Net asset value, offering price, and redemption price per share                                         $97.61
                                                                                                        ======

------------
See notes to financial statements.

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                            STATEMENT OF OPERATIONS
                        For the Year Ended June 30, 1997




Investment Income:
     Interest                                                                                     $ 16,857,542

Expenses:
     Advisory fee                                                      $     1,252,466
     Custodian fee                                                             428,565
     Registration fees                                                          45,810
     Legal and audit fees                                                       19,530
     Directors' fees                                                            15,774
     Transfer agent and shareholder servicing expense                            6,127
     Organization expense                                                        3,622
     Reports to shareholders                                                     3,610
     Other expenses                                                             15,906
                                                                       ---------------
                                                                             1,791,410
     Less fees waived                                                       (1,054,708)
                                                                       ---------------
         Total expenses, net of waivers                                                                736,702
                                                                                               ---------------
Net Investment Income                                                                               16,120,840

Net Realized and Unrealized Gain (Loss):
     Realized gain (loss) on:
         Investments, options and futures                                   (1,327,276)
         Foreign currency transactions                                      14,200,018
     Unrealized gain (loss) on:
         Investments                                                         1,982,848
         Assets and liabilities denominated in
              foreign currencies                                               (25,774)
                                                                       ---------------
Net Realized and Unrealized Gain                                                                    14,829,816
                                                                                               ---------------
Increase in Net Assets Resulting from Operations                                               $    30,950,656
                                                                                               ===============


------------
See notes to financial statements.

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS




                                                                      For the Years Ended June 30,
                                                          --------------------------------------------------
                                                                   1997                         1996
                                                          ----------------------      ----------------------
Change in Net Assets:
Net investment income                                     $      16,120,840             $       14,600,463
Net realized gain on investments, options,
     futures and foreign currency transactions                   12,872,742                     17,453,811
Change in unrealized appreciation of investments
     and assets and liabilities denominated in
     foreign currencies                                           1,957,074                     (8,488,519)
                                                          -----------------             ------------------
Increase in net assets resulting from operations                 30,950,656                     23,565,755

Distributions to shareholders from net
     investment income                                          (23,883,131)                   (15,747,339)
Increase in net assets from Fund share
     transactions                                                76,534,604                     33,943,271
                                                          -----------------             ------------------
         Increase in net assets                                  83,602,129                     41,761,687

Net Assets:

     Beginning of year                                          220,095,709                    178,334,022
                                                          -----------------             ------------------

     End of year (including undistributed
         net investment income of $4,150,339
         and $0, respectively)                            $     303,697,838             $      220,095,709
                                                          =================             ==================



------------
See notes to financial statements.

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                              FINANCIAL HIGHLIGHTS


     Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

                                                                      For the Years Ended June 30,
                                                     -----------------------------------------------------------------------
                                                         1997              1996         1995           1994        1993(A)
                                                     -----------------------------------------------------------------------
Per Share Operating Performance:
   Net asset value, beginning of year                  $  95.16          $  92.10     $  93.76       $ 105.53    $100.00
                                                    --------------------------------------------------------------------

   Net investment income(B)                                5.29              5.78         6.29           6.94       3.21
   Net realized and unrealized gain (loss)
     on investments, forward currency
     contracts, options, futures and foreign
     currency transactions                                 6.27              3.56        (1.04)         (7.36)      2.59
                                                    --------------------------------------------------------------------
   Total from investment operations                       11.56              9.34         5.25          (0.42)      5.80
                                                    --------------------------------------------------------------------

   Distributions to shareholders from:
     Net investment income                                (9.11)            (6.28)       (0.63)         (8.64)     (0.27)
     Net realized gain on investments                         -                 -            -          (2.71)         -
     Tax return of capital                                    -                 -        (6.28)             -          -
                                                    --------------------------------------------------------------------
   Total distributions                                    (9.11)            (6.28)       (6.91)        (11.35)     (0.27)
                                                    --------------------------------------------------------------------

   Net asset value, end of year                        $  97.61          $  95.16     $  92.10       $  93.76    $105.53
                                                    ====================================================================

   Total return(B)                                        12.83%            10.36%        6.03%         (1.14)%     5.81%(C)

Ratios/Supplemental Data:
   Ratios to average net assets:
     Expenses(B)                                            .28%             0.26%        0.28%          0.30%      0.45%(D)
     Net investment income(B)                              6.11%             6.02%        5.67%          5.53%      6.08%(D)

   Portfolio turnover rate                               290.56%           348.40%      355.03%        571.18%    249.94%(D)

   Net assets, end of year (in thousands)              $303,698          $220,096     $178,334       $106,806    $93,288



------------
(A) For the period January 7, 1993 (commencement of operations) to June 30,
    1993.
(B) Net of voluntary waiver of investment advisory fees.In absence of this limitation, the ratio of expenses to average net assets would have been, 0.68% for the year ended June 30, 1997, 0.66% for the year ended June 30, 1996, 0.68% for the year ended June 30, 1995, 0.70% for the year ended June 30, 1994 and 0.85% for the period ended June 30, 1993
(C)  Not annualized
(D)  Annualized
     See notes to financial statements.

                           WESTERN ASSET TRUST, INC.
                       INTERNATIONAL SECURITIES PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS



1.   Significant Accounting Policies:

The Western Asset Trust, Inc. ("Corporation") is registered under the Investment Company Act of 1940, as amended. The Western Asset Trust International Securities Portfolio ("Fund"), a non-diversified, open-end management investment company, is one of the portfolios established by the Corporation. The Fund was organized on May 16, 1990 and had no operations prior to January 7, 1993, other than those related to organizational matters.

Security Valuation

Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity. The difference between cost and market value is reflected separately as unrealized appreciation or depreciation on investments.

Foreign Currency Transactions

The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (i) market value of investment securities, assets and liabilities at the closing daily rate of exchange, and

     (ii) purchases and sales of investment securities, interest income and expenses at the rate of exchange prevailing on the respective date of such transactions.

Distributions to Shareholders

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income.

Distributions are determined on a tax basis and may differ from net investment income and capital gains for financial reporting purposes.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

1.   Significant Accounting Policies - Continued

Deferred Organizational Expense

Deferred organizational expenses of $18,110 are being amortized on a straight-line basis through December 1997.

Federal Income Taxes

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

Use of Estimates

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

2.   Financial Instruments:

As part of its investment program, the Fund utilizes repurchase agreements and forward currency exchange contracts. The nature and risk of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

Repurchase Agreements

All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Fund's custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts to help manage its currency exposure. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.

2.   Financial Instruments - Continued

Forward Currency Exchange Contracts - Continued

Forward currency contracts are valued using the forward rate. Outstanding contracts at June 30, 1997 are as follows:

                                                 Contract to
    Settlement           ------------------------------------------------------------          Appreciation/
       Date                       Receive                          Deliver                    (Depreciation)
   -------------         ------------------------         ---------------------------        ---------------
      08/29/97             USD          7,207,863           CAD            9,900,000           $      12,076
      08/29/97             USD         54,306,121           DEM           92,000,000               1,325,134
      08/29/97             USD         37,887,508           DKK          245,000,000                 860,154
      08/29/97             USD          8,691,420           ESP        1,250,000,000                 203,138
      08/29/97             USD         40,770,000           GBP           25,000,000                (787,509)
      08/29/97             GBP          6,000,000           USD            9,840,000                 133,802
      08/29/97             USD         41,831,570           ITL       70,500,000,000                 428,150
      08/29/97             ITL     10,000,000,000           USD            5,889,628                 (16,803)
      08/29/97             USD         11,437,400           NZD           16,600,000                 181,125
      08/29/97             NZD            700,000           USD              480,186                  (5,524)
      08/29/97             USD         20,764,353           SEK          160,000,000                  31,190
      08/29/97             SEK          6,500,000           USD              844,703                  (2,418)
      08/29/97             USD         15,186,600           XEU           13,200,000                 267,941
      08/29/97             XEU          7,900,000           USD            8,949,120                 (20,528)
                                                                                               -------------
                                                                                               $   2,609,928
                                                                                               =============

3.   Portfolio Transactions:

Purchases and sales of portfolio securities (excluding short-term and U.S. Government securities) for the year ended June 30, 1997 aggregated $648,788,422 and $622,803,466, respectively. There were no purchases or sales of U.S. Government securities during the year ended June 30, 1997.

At June 30, 1997 the cost of securities for federal income tax purposes was $267,028,078. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,486,228 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,909,569.

4.   Fund Share Transactions:

At June 30, 1997, there were 100,000,000 Fund shares authorized at $.001 par value. Transactions in Fund shares were as follows:

                                                                   For the Years Ended June 30,
                                             ------------------------------------------------------------------
                                                           1997                                1996
                                             -------------------------------     ------------------------------
                                             Shares               Amount          Shares             Amount
----------------------------------------------------------------------------     ------------------------------
Sold                                          696,192       $    67,237,515      2,384,011     $   224,197,934
Reinvestment of distributions                 251,448            23,796,266        167,906          15,747,337
Repurchased                                  (149,249)          (14,499,177)    (2,175,306)       (206,002,000)
---------------------------------------------------------------------------     ------------------------------
     Net increase                             798,391       $    76,534,604        376,611     $    33,943,271
===========================================================================     ==============================

5.   Securities Loaned:

At June 30, 1997, the market value of the securities on loan to broker-dealers was $37,767,869, for which the Fund received collateral of $39,210,448 in cash. Such collateral is in the possession of the Fund's custodian. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

6.   Transactions with Affiliates:

The Fund has a management agreement with Western Asset Management Company ("Adviser"), a corporate affiliate of Legg Mason Fund Adviser, Inc. ("Administrator"), and Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Fund pays a fee at an annual rate of 0.475% of average daily net assets of the Fund. WLO Global Management, a partnership of Western Asset Management International and Lombard Odier International Fixed Income Management ("LOIFIM"), served as subadviser to the Fund until December 31, 1994 and was paid by the Adviser. The Adviser has voluntarily agreed to waive its fees and reimburse the Fund to the extent necessary to limit total expenses to 0.85% of average daily net assets. The Adviser has further voluntarily waived its fee for services to the Fund other than the portion of the fee equal to the fee paid by the Adviser to the Administrator. Pursuant to this agreement, advisory fees of $1,054,708 were waived for the year ended June 30, 1997.

The Adviser has an administration agreement with the Administrator. Under this agreement, the Administrator provides the Fund with administrative services for which the Adviser pays a fee at an annual rate of 0.075% of average daily net assets of the Fund.